Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001039667
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND (the "Real Estate Fund" or the "Fund") SUMMARY SECTION
Investment Objectives:
Current income and growth of capital.
Fees and Expenses of the Real Estate Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Fund. You may qualify for sales charge discounts if you invest at least  $100,000 in the Spirit of America funds. More information about these and other discounts is available from your financial professional and in "Additional Information About How to Purchase Shares" on page 27 of the Fund's prospectus and "How to Purchase Shares" on page 22 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND	CLASS A		CLASS B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	5.75%	[2]
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of Real Estate Fund Class A shares that were purchased within one year of the redemption date where an indirect commission was paid.
[2]	A CDSC is imposed on redemptions of Real Estate Fund Class B Shares that are made within seven years of purchase. The CDSC is 5.75% in the first year and decreases to 0% in the eighth year, according to a declining schedule.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND	CLASS A	CLASS B
Management Fees	0.97%	0.97%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.75%	2.45%

Example:
This Example is intended to help you compare the cost of investing in the Real Estate Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Real Estate Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing  $10,000 in the Fund would be:

Expense Example - SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	694	1,047	1,424	2,479
CLASS B	823	1,164	1,506	2,614

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	694	1,047	1,424	2,479
CLASS B	248	764	1,306	2,614

Portfolio Turnover:
The Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Fund's performance. During the most recent fiscal year, the Real Estate Fund's portfolio turnover rate was 12.68% of the average value of its portfolio.

Principal Investment Strategy:

 The Real Estate Fund invests primarily in real estate investment trusts (REITs) with successful track records. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests.

The Real Estate Fund intends to invest, under normal circumstances, at least 80% of its total assets in equity REITs and the equity securities of real estate industry companies. The Real Estate Fund looks for stock where the price is low relative to the underlying value of the company and its real estate. The Real Estate Fund evaluates price/earnings ratios to attempt to identify those REITs which have strong underlying value; selects REITs paying high dividends in comparison to other REITs; evaluates earnings and dividend growth potential and continuously monitors interest rates, occupancies, rental income and new construction.

The Real Estate Fund may also invest in mortgage-backed securities, investment-grade taxable municipal obligations and short-term investments.

Principal Risks of Investing in the Real Estate Fund:

Any investment involves risk. The risks associated with an investment in the Real Estate Fund include:

•

The cyclical nature of the real estate industry subjects real estate and real estate related securities held by the Real Estate Fund to any market or economic condition, such as changes in real estate values, interest rates, cash flow of underlying real estate assets and occupancy rates, that may affect the value of real estate (up or down).

•	REIT securities may be more volatile in price than the securities of larger market capitalization companies.

•	Mortgage-backed securities are subject to prepayment or non-payment on the underlying mortgage.

•

Investment-grade taxable municipal obligations may be downgraded after the Real Estate Fund invests in them. In addition, their prices will fall as interest rates rise, and rise as interest rates fall.

•

Short-term investments carry the risk that a greater rate of return may have been earned on an investment more consistent with the Real Estate Fund's investment objectives. Their prices will fluctuate as interest rates fluctuate.

•	The Real Estate Fund concentrates in real estate and real estate related securities and the real estate sector may underperform in comparison with other investment sectors.

•	The stocks purchased by the Real Estate Fund may not appreciate in value as the Fund's investment adviser, Spirit of America Management Corp. (the "Adviser"), anticipates.

•	The potential loss of your investment in the Real Estate Fund if the Real Estate Fund depreciates in value.

Suitability:    An investment in the Real Estate Fund may be suitable for long-term investors who wish to invest a portion of their overall equity portfolio in a mutual fund that invests primarily in REITs. Investors should be willing to accept the potential volatility of such investments and the risks of a fund that concentrates in a single industry.

Performance Information.

The bar chart and performance table below illustrate the risks of investing in the Real Estate Fund by showing changes in the Real Estate Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Real Estate Fund's past performance (before and after taxes) does not necessarily indicate how the Real Estate Fund will perform in the future.

The bar chart shows the changes in the annual total returns for each of the last ten calendar years for the Real Estate Fund's Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.

Annual Returns (%)

Best Quarter 36.99% in the quarter ended September 30, 2009 Worst Quarter (43.87)% in the quarter ended December 31, 2008
The performance table shows how the Real Estate Fund's average annual returns compare with those of its benchmark, the MSCI US REIT Index.
PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2010)
Average Annual Total Returns - SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND		1 Year	5 Years	10 Years
CLASS A		25.47%	(2.42%)	7.38%
CLASS A Return After Taxes on Distributions	[1][2]	24.72%	(3.79%)	5.93%
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1][2]	16.53%	(2.51%)	5.84%
CLASS B	[3]	25.88%	(2.37%)	7.21%
MSCI US REIT Index		28.48%	2.99%	10.56%
[1]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[3]	After-tax returns are shown only for the Real Estate Fund Class A Shares. After-tax returns for the Real Estate Fund Class B Shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	694
3 years	rr_ExpenseExampleYear03	1,047
5 years	rr_ExpenseExampleYear05	1,424
10 years	rr_ExpenseExampleYear10	2,479
1 year	rr_ExpenseExampleNoRedemptionYear01	694
3 years	rr_ExpenseExampleNoRedemptionYear03	1,047
5 years	rr_ExpenseExampleNoRedemptionYear05	1,424
10 years	rr_ExpenseExampleNoRedemptionYear10	2,479
Annual Return 2001	rr_AnnualReturn2001	28.03%
Annual Return 2002	rr_AnnualReturn2002	6.08%
Annual Return 2003	rr_AnnualReturn2003	34.30%
Annual Return 2004	rr_AnnualReturn2004	23.98%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	27.71%
Annual Return 2007	rr_AnnualReturn2007	(18.98%)
Annual Return 2008	rr_AnnualReturn2008	(48.46%)
Annual Return 2009	rr_AnnualReturn2009	32.20%
Annual Return 2010	rr_AnnualReturn2010	32.41%
1 Year	rr_AverageAnnualReturnYear01	25.47%
5 Years	rr_AverageAnnualReturnYear05	(2.42%)
10 Years	rr_AverageAnnualReturnYear10	7.38%
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | CLASS A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.72%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	(3.79%)	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	5.93%	[2],[3]
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | CLASS A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.53%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	(2.51%)	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	5.84%	[2],[3]
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.75%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
1 year	rr_ExpenseExampleYear01	823
3 years	rr_ExpenseExampleYear03	1,164
5 years	rr_ExpenseExampleYear05	1,506
10 years	rr_ExpenseExampleYear10	2,614
1 year	rr_ExpenseExampleNoRedemptionYear01	248
3 years	rr_ExpenseExampleNoRedemptionYear03	764
5 years	rr_ExpenseExampleNoRedemptionYear05	1,306
10 years	rr_ExpenseExampleNoRedemptionYear10	2,614
1 Year	rr_AverageAnnualReturnYear01	25.88%	[5]
5 Years	rr_AverageAnnualReturnYear05	(2.37%)	[5]
10 Years	rr_AverageAnnualReturnYear10	7.21%	[5]
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND (the "Real Estate Fund" or the "Fund") SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Real Estate Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Fund. You may qualify for sales charge discounts if you invest at least  $100,000 in the Spirit of America funds. More information about these and other discounts is available from your financial professional and in "Additional Information About How to Purchase Shares" on page 27 of the Fund's prospectus and "How to Purchase Shares" on page 22 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Real Estate Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Fund's performance. During the most recent fiscal year, the Real Estate Fund's portfolio turnover rate was 12.68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.68%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Real Estate Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Real Estate Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing  $10,000 in the Fund would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Real Estate Fund invests primarily in real estate investment trusts (REITs) with successful track records. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests.

The Real Estate Fund intends to invest, under normal circumstances, at least 80% of its total assets in equity REITs and the equity securities of real estate industry companies. The Real Estate Fund looks for stock where the price is low relative to the underlying value of the company and its real estate. The Real Estate Fund evaluates price/earnings ratios to attempt to identify those REITs which have strong underlying value; selects REITs paying high dividends in comparison to other REITs; evaluates earnings and dividend growth potential and continuously monitors interest rates, occupancies, rental income and new construction.

The Real Estate Fund may also invest in mortgage-backed securities, investment-grade taxable municipal obligations and short-term investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Real Estate Fund intends to invest, under normal circumstances, at least 80% of its total assets in equity REITs and the equity securities of real estate industry companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Real Estate Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk. The risks associated with an investment in the Real Estate Fund include:

•

The cyclical nature of the real estate industry subjects real estate and real estate related securities held by the Real Estate Fund to any market or economic condition, such as changes in real estate values, interest rates, cash flow of underlying real estate assets and occupancy rates, that may affect the value of real estate (up or down).

•	REIT securities may be more volatile in price than the securities of larger market capitalization companies.

•	Mortgage-backed securities are subject to prepayment or non-payment on the underlying mortgage.

•

Investment-grade taxable municipal obligations may be downgraded after the Real Estate Fund invests in them. In addition, their prices will fall as interest rates rise, and rise as interest rates fall.

•

Short-term investments carry the risk that a greater rate of return may have been earned on an investment more consistent with the Real Estate Fund's investment objectives. Their prices will fluctuate as interest rates fluctuate.

•	The Real Estate Fund concentrates in real estate and real estate related securities and the real estate sector may underperform in comparison with other investment sectors.

•	The stocks purchased by the Real Estate Fund may not appreciate in value as the Fund's investment adviser, Spirit of America Management Corp. (the "Adviser"), anticipates.

•	The potential loss of your investment in the Real Estate Fund if the Real Estate Fund depreciates in value.

Suitability:    An investment in the Real Estate Fund may be suitable for long-term investors who wish to invest a portion of their overall equity portfolio in a mutual fund that invests primarily in REITs. Investors should be willing to accept the potential volatility of such investments and the risks of a fund that concentrates in a single industry.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks of investing in the Real Estate Fund by showing changes in the Real Estate Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Real Estate Fund's past performance (before and after taxes) does not necessarily indicate how the Real Estate Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows the changes in the annual total returns for each of the last ten calendar years for the Real Estate Fund's Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 36.99% in the quarter ended September 30, 2009 Worst Quarter (43.87)% in the quarter ended December 31, 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(43.87%)
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the Real Estate Fund's average annual returns compare with those of its benchmark, the MSCI US REIT Index.
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | MSCI US REIT Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of Real Estate Fund Class A shares that were purchased within one year of the redemption date where an indirect commission was paid.
[2]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[4]	A CDSC is imposed on redemptions of Real Estate Fund Class B Shares that are made within seven years of purchase. The CDSC is 5.75% in the first year and decreases to 0% in the eighth year, according to a declining schedule.
[5]	After-tax returns are shown only for the Real Estate Fund Class A Shares. After-tax returns for the Real Estate Fund Class B Shares will vary.

SPIRIT OF AMERICA LARGE CAP VALUE FUND (the "Value Fund" or the "Fund") SUMMARY SECTION
Investment Objectives:
The Value Fund seeks to provide capital appreciation
with a secondary objective of current income.
Fees and Expenses of the Value Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund. You may qualify for sales charge discounts if you invest at least  $100,000 in the Spirit of America funds. More information about these and other discounts is available from your financial professional and in "Additional Information About How to Purchase Shares" on page 27 of the Fund's prospectus and "How to Purchase Shares" on page 22 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	1.00%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A
Management Fees	0.97%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.91%

Example:
This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Value Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing  $10,000 in the Fund would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A	709	1,094	1,502	2,640

You would pay the same amount of expenses if you did not redeem your shares.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A	709	1,094	1,502	2,640

Portfolio Turnover:
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund's performance. During the most recent fiscal year, the Value Fund's portfolio turnover rate was 44.50% of the average value of its portfolio.

Principal Investment Strategy:
The Value Fund focuses on the large cap value segment of the U.S. equity market. The Value Fund invests at least 80% of its total assets in large cap equity securities of companies in the value segment of the market. The Value Fund considers a company to be a large cap company if it has a market capitalization of  $5 billion or greater at the time of purchase. Using the "value" approach, the Adviser buys for the Value Fund those securities considered to be conservatively valued relative to the securities of comparable companies. To earn current income, the Value Fund will invest in the equity securities of companies that have a proven history of paying consistent dividends.

The Value Fund emphasizes stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. Among the valuation factors used to evaluate these stocks will be companies with lower debt ratios than their peer group and companies which are undervalued vs. their intrinsic worth and future income potential. These stocks generally have growth prospects regarded as sub par by the market. Reflecting these market expectations, the prices of value stocks typically are below-average relative to such factors as revenue, earnings, book value and dividends.

Principal Investment Risks of Investing in the Value Fund:

Any investment involves risk. The risks associated with an investment in the Value Fund include:

•

Market Risk—The market value of the Value Fund's investments fluctuates as the equity market fluctuates. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

•

Large Capitalization Company Risk—The Value Fund invests primarily in large cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•

Volatility Risk—The performance of the Value Fund can be affected by unexpected events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

•	The stocks purchased by the Value Fund, while believed by the Adviser to be undervalued, may not appreciate in value as the Adviser anticipates.

•	The potential loss of your investment in the Value Fund if the Value Fund depreciates in value.

•	The risk that a portfolio holding is unable to maintain dividend payments at historical levels.

Suitability:    An investment in the Value Fund may be suitable for long-term investors who seek appreciation of capital. Investors should be willing to accept the potential volatility of such investments.

Performance Information:

The bar chart and performance table below illustrate the risks of investing in the Value Fund by showing changes in the Value Fund's performance from year to year and by showing how the Value Fund's average annual total returns compare with those of a broad measure of market performance. The Value Fund's past performance (before and after taxes) does not necessarily indicate how the Value Fund will perform in the future.

The bar chart shows the changes in annual total returns from inception for the Value Fund's Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.

Annual Returns (%)

Best Quarter 13.44% in the quarter ended September 30, 2009 Worst Quarter (15.64)% in the quarter ended December 31, 2008
The performance table shows how the Value Fund's average annual returns compare with those of its benchmark, the S&P 500 Index.
PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2010)
Average Annual Total Returns - SPIRIT OF AMERICA LARGE CAP VALUE FUND		1 Year	5 Years	Since Inception	Inception Date
CLASS A		5.25%	1.18%	4.20%	Aug 1, 2002
CLASS A Return After Taxes on Distributions	[1][2]	5.24%	0.83%	3.93%	Aug 1, 2002
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	[1][2]	3.43%	1.02%	3.64%	Aug 1, 2002
S&P 500 Index		15.09%	2.29%	2.72%
[1]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
SPIRIT OF AMERICA LARGE CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
1 year	rr_ExpenseExampleYear01	709
3 years	rr_ExpenseExampleYear03	1,094
5 years	rr_ExpenseExampleYear05	1,502
10 years	rr_ExpenseExampleYear10	2,640
1 year	rr_ExpenseExampleNoRedemptionYear01	709
3 years	rr_ExpenseExampleNoRedemptionYear03	1,094
5 years	rr_ExpenseExampleNoRedemptionYear05	1,502
10 years	rr_ExpenseExampleNoRedemptionYear10	2,640
Annual Return 2003	rr_AnnualReturn2003	21.02%
Annual Return 2004	rr_AnnualReturn2004	9.92%
Annual Return 2005	rr_AnnualReturn2005	3.21%
Annual Return 2006	rr_AnnualReturn2006	13.58%
Annual Return 2007	rr_AnnualReturn2007	8.33%
Annual Return 2008	rr_AnnualReturn2008	(30.81%)
Annual Return 2009	rr_AnnualReturn2009	18.32%
Annual Return 2010	rr_AnnualReturn2010	11.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.64%)
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Years	rr_AverageAnnualReturnYear05	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002
SPIRIT OF AMERICA LARGE CAP VALUE FUND | CLASS A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	0.83%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002	[2],[3]
SPIRIT OF AMERICA LARGE CAP VALUE FUND | CLASS A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.43%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2002	[2],[3]
SPIRIT OF AMERICA LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPIRIT OF AMERICA LARGE CAP VALUE FUND (the "Value Fund" or the "Fund") SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Value Fund seeks to provide capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Value Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund. You may qualify for sales charge discounts if you invest at least  $100,000 in the Spirit of America funds. More information about these and other discounts is available from your financial professional and in "Additional Information About How to Purchase Shares" on page 27 of the Fund's prospectus and "How to Purchase Shares" on page 22 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund's performance. During the most recent fiscal year, the Value Fund's portfolio turnover rate was 44.50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.50%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Value Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing  $10,000 in the Fund would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the same amount of expenses if you did not redeem your shares.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Value Fund focuses on the large cap value segment of the U.S. equity market. The Value Fund invests at least 80% of its total assets in large cap equity securities of companies in the value segment of the market. The Value Fund considers a company to be a large cap company if it has a market capitalization of  $5 billion or greater at the time of purchase. Using the "value" approach, the Adviser buys for the Value Fund those securities considered to be conservatively valued relative to the securities of comparable companies. To earn current income, the Value Fund will invest in the equity securities of companies that have a proven history of paying consistent dividends.

The Value Fund emphasizes stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. Among the valuation factors used to evaluate these stocks will be companies with lower debt ratios than their peer group and companies which are undervalued vs. their intrinsic worth and future income potential. These stocks generally have growth prospects regarded as sub par by the market. Reflecting these market expectations, the prices of value stocks typically are below-average relative to such factors as revenue, earnings, book value and dividends.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Value Fund invests at least 80% of its total assets in large cap equity securities of companies in the value segment of the market.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks of Investing in the Value Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk. The risks associated with an investment in the Value Fund include:

•

Market Risk—The market value of the Value Fund's investments fluctuates as the equity market fluctuates. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

•

Large Capitalization Company Risk—The Value Fund invests primarily in large cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•

Volatility Risk—The performance of the Value Fund can be affected by unexpected events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

•	The stocks purchased by the Value Fund, while believed by the Adviser to be undervalued, may not appreciate in value as the Adviser anticipates.

•	The potential loss of your investment in the Value Fund if the Value Fund depreciates in value.

•	The risk that a portfolio holding is unable to maintain dividend payments at historical levels.

Suitability:    An investment in the Value Fund may be suitable for long-term investors who seek appreciation of capital. Investors should be willing to accept the potential volatility of such investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks of investing in the Value Fund by showing changes in the Value Fund's performance from year to year and by showing how the Value Fund's average annual total returns compare with those of a broad measure of market performance. The Value Fund's past performance (before and after taxes) does not necessarily indicate how the Value Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows the changes in annual total returns from inception for the Value Fund's Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 13.44% in the quarter ended September 30, 2009 Worst Quarter (15.64)% in the quarter ended December 31, 2008
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the Value Fund's average annual returns compare with those of its benchmark, the S&P 500 Index.
SPIRIT OF AMERICA LARGE CAP VALUE FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.
[2]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND (the "High Yield Fund" or the "Fund") SUMMARY SECTION
Investment Objectives:
The High Yield Fund seeks high current income that is exempt from federal income tax, including alternative minimum tax.
Fees and Expenses of the Real Estate Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Fund. You may qualify for sales charge discounts if you invest at least  $100,000 in the Spirit of America funds. More information about these and other discounts is available from your financial professional and in "Additional Information About How to Purchase Shares" on page 27 of the Fund's prospectus and "How to Purchase Shares" on page 22 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Spirit of America High Yield Tax Free Bond Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	1.00%
[1]	A CDSC of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Spirit of America High Yield Tax Free Bond Fund Class A Shares
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.15%
Other Expenses		0.47%
Total Annual Fund Operating Expenses		1.22%
Fee Waiver and/or Expense Reimbursement	[1]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.90%
[1]	The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses of High Yield Fund Class A shares will not exceed 0.90% of the average daily net assets of each Class. The Adviser has agreed to waive advisory fees and/or reimburse expenses for the High Yield Fund until April 30, 2012. The waiver does not include 12b-1 fees, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the High Yield Fund within the following three years, provided the High Yield Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement can be terminated at any time, by the Board of Directors, on behalf of the High Yield Fund, upon sixty days written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the High Yield Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing  $10,000 in the Fund would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Spirit of America High Yield Tax Free Bond Fund Class A Shares	562	814	1,084	1,855

You would pay the same amount of expenses if you did not redeem your shares.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Spirit of America High Yield Tax Free Bond Fund Class A Shares	562	814	1,084	1,855

Portfolio Turnover:
The High Yield Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the High Yield Fund's performance. During the most recent fiscal year, the High Yield Fund's portfolio turnover rate was 8.66% of the average value of its portfolio.

Principal Investment Strategy:

The High Yield Fund seeks to achieve its investment objectives by investing, under usual circumstances, at least 80% of its assets in municipal bonds that are exempt from federal income tax, including the alternative minimum tax ("AMT"). Typically, municipal bonds are issued by or on behalf of states and local governments and their agencies, authorities and/or other instrumentalities. The portfolio manager seeks out municipal bonds with the potential to offer high current income, generally focusing on municipal bonds that can provide consistently attractive current yields. Although the High Yield Fund tends to maintain a long-weighted average maturity, there are no maturity restrictions on the High Yield Fund or on individual securities. The High Yield Fund is non-diversified such that the Fund may invest its assets in a smaller number of issuers.

The High Yield Fund intends to invest a substantial portion of its assets in high yield municipal bonds and "private activity" bonds that, at the time of purchase, are rated below investment grade by Standard and Poor's, Moody's or Fitch, or if unrated, determined by the Fund to be of comparable quality (frequently referred to as "junk bonds"). The High Yield Fund may also invest, without limitation, in higher rated municipal bonds. The High Yield Fund may invest a portion of its total assets in "private activity" bonds whose interest is a tax-preference item for purposes of the AMT. For High Yield Fund investors subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations and, as such, a portion of the High Yield Fund's distribution may be subject to federal income tax.

The High Yield Fund may also invest a portion of its total assets in municipal bonds that finance projects such as those relating to utilities, transportation, health care, housing and education, and a portion of its total assets in industrial development bonds.

The High Yield Fund may invest in other debt obligations, including two types of municipal bonds known as tobacco settlement revenue bonds and tobacco bonds subject to a state's appropriation pledge ("Tobacco Bonds").

The High Yield Fund may invest in municipal lease agreements and certificates of participation. Municipal leases are used by state and local governments to obtain financing to acquire land, equipment or facilities. Certificates of participation represent a proportionate interest in payments made under municipal lease obligations.

The High Yield Fund may also invest insured municipal bonds, zero coupon bond and zero coupon convertible bonds, and exchange traded funds ("ETFs").

The High Yield Fund may invest in other types of fixed income instruments including securities issues by entities, such as trusts, whose underlying assets are municipal bonds. The High Yield Fund may also invest in private placements.

Principal Risks of Investing in the High Yield Fund:

An investment in the High Yield Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the High Yield Fund's share price will fluctuate within a wide range. There is no assurance that the High Yield Fund will achieve its investment objective. The High Yield Fund's performance could be adversely affected by the following principal risks:

•

Interest Rate Risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the High Yield Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate fluctuations than are the prices of short-term bonds.

•

Credit Risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be moderate to high for the High Yield Fund because it seeks to invest a portion of the Fund's assets in low-quality bonds.

•

Credit Risks of Lower-Grade Securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called "junk bonds"), may be subject to greater price fluctuations and risks of loss of income and principal than investment grade municipal securities. Securities that are (or that have fallen) below investment- grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer's ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the High Yield Fund's ability to sell these securities (see "Liquidity Risk," described below) at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the High Yield Fund may lose its entire investment in those securities.

•

Call Risk, which is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon rate bonds before their maturity dates. The High Yield Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the High Yield Fund's income. Call risk is typically higher for long-term bonds.

•

Tobacco Bond Risk, which is the possibility that payments of principal and interest, which are not generally backed by the full faith, credit or taxing power of the state or local government, may, with respect to "Tobacco Settlement Revenue Bonds," be affected by fluctuations in the future revenue flow from tobacco companies used to secure these payments or, in the case of "Subject to Appropriation Tobacco Bonds," by a state's inability or failure to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due.

•

Non-Diversification Risk, which is the risk that by investing in a lesser number of securities, the High Yield Fund may be more vulnerable to adverse events and/or market conditions affecting those particular securities as opposed to spreading that risk out over a greater number of securities.

Suitability:    An investment in the High Yield Fund may be suitable for intermediate to long-term investors who seek high current income exempt from federal income tax. Investors should be willing to accept the risks and potential volatility of such investments.

Performance Information:
The bar chart and performance table below illustrate the risks of investing in the High Yield Fund by showing the High Yield Fund's performance compared to that of a broad measure of market performance. The High Yield Fund's past performance (before and after taxes) does not necessarily indicate how the High Yield Fund will perform in the future.

The bar chart shows the changes in annual total returns from inception for the High Yield Fund's Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.

Annual Returns (%)

Best Quarter 15.25% in the quarter ended September 30, 2009 Worst Quarter (6.31)% in the quarter ended December 31, 2010
The performance table shows how the High Yield Fund's average annual return compares with that of its benchmark, the Barclays Capital Municipal Bond Index.
PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2010)
Average Annual Total Returns - Spirit of America High Yield Tax Free Bond Fund		1 Year	Since Inception	Inception Date
Class A Shares		(2.38%)	0.70%	Feb 29, 2008
Class A Shares Return After Taxes on Distributions	[1][2]	(2.61%)	0.46%	Feb 29, 2008
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	[1][2]	0.09%	1.20%	Feb 29, 2008
Barclays Capital Municipal Bond Index		2.38%	5.59%
[1]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Spirit of America High Yield Tax Free Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
1 year	rr_ExpenseExampleYear01	562
3 years	rr_ExpenseExampleYear03	814
5 years	rr_ExpenseExampleYear05	1,084
10 years	rr_ExpenseExampleYear10	1,855
1 year	rr_ExpenseExampleNoRedemptionYear01	562
3 years	rr_ExpenseExampleNoRedemptionYear03	814
5 years	rr_ExpenseExampleNoRedemptionYear05	1,084
10 years	rr_ExpenseExampleNoRedemptionYear10	1,855
Annual Return 2009	rr_AnnualReturn2009	30.78%
Annual Return 2010	rr_AnnualReturn2010	2.44%
1 Year	rr_AverageAnnualReturnYear01	(2.38%)
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	0.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Spirit of America High Yield Tax Free Bond Fund | Class A Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.61%)	[3],[4]
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	0.46%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008	[3],[4]
Spirit of America High Yield Tax Free Bond Fund | Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.09%	[3],[4]
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	1.20%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008	[3],[4]
Spirit of America High Yield Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPIRIT OF AMERICA HIGH YIELD TAX FREE BOND FUND (the "High Yield Fund" or the "Fund") SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Yield Fund seeks high current income that is exempt from federal income tax, including alternative minimum tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Real Estate Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Fund. You may qualify for sales charge discounts if you invest at least  $100,000 in the Spirit of America funds. More information about these and other discounts is available from your financial professional and in "Additional Information About How to Purchase Shares" on page 27 of the Fund's prospectus and "How to Purchase Shares" on page 22 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The High Yield Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the High Yield Fund's performance. During the most recent fiscal year, the High Yield Fund's portfolio turnover rate was 8.66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.66%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the High Yield Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing  $10,000 in the Fund would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the same amount of expenses if you did not redeem your shares.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The High Yield Fund seeks to achieve its investment objectives by investing, under usual circumstances, at least 80% of its assets in municipal bonds that are exempt from federal income tax, including the alternative minimum tax ("AMT"). Typically, municipal bonds are issued by or on behalf of states and local governments and their agencies, authorities and/or other instrumentalities. The portfolio manager seeks out municipal bonds with the potential to offer high current income, generally focusing on municipal bonds that can provide consistently attractive current yields. Although the High Yield Fund tends to maintain a long-weighted average maturity, there are no maturity restrictions on the High Yield Fund or on individual securities. The High Yield Fund is non-diversified such that the Fund may invest its assets in a smaller number of issuers.

The High Yield Fund intends to invest a substantial portion of its assets in high yield municipal bonds and "private activity" bonds that, at the time of purchase, are rated below investment grade by Standard and Poor's, Moody's or Fitch, or if unrated, determined by the Fund to be of comparable quality (frequently referred to as "junk bonds"). The High Yield Fund may also invest, without limitation, in higher rated municipal bonds. The High Yield Fund may invest a portion of its total assets in "private activity" bonds whose interest is a tax-preference item for purposes of the AMT. For High Yield Fund investors subject to the AMT, distributions derived from "private activity" bonds must be included in their AMT calculations and, as such, a portion of the High Yield Fund's distribution may be subject to federal income tax.

The High Yield Fund may also invest a portion of its total assets in municipal bonds that finance projects such as those relating to utilities, transportation, health care, housing and education, and a portion of its total assets in industrial development bonds.

The High Yield Fund may invest in other debt obligations, including two types of municipal bonds known as tobacco settlement revenue bonds and tobacco bonds subject to a state's appropriation pledge ("Tobacco Bonds").

The High Yield Fund may invest in municipal lease agreements and certificates of participation. Municipal leases are used by state and local governments to obtain financing to acquire land, equipment or facilities. Certificates of participation represent a proportionate interest in payments made under municipal lease obligations.

The High Yield Fund may also invest insured municipal bonds, zero coupon bond and zero coupon convertible bonds, and exchange traded funds ("ETFs").

The High Yield Fund may invest in other types of fixed income instruments including securities issues by entities, such as trusts, whose underlying assets are municipal bonds. The High Yield Fund may also invest in private placements.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The High Yield Fund seeks to achieve its investment objectives by investing, under usual circumstances, at least 80% of its assets in municipal bonds that are exempt from federal income tax, including the alternative minimum tax ("AMT").
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the High Yield Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the High Yield Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the High Yield Fund's share price will fluctuate within a wide range. There is no assurance that the High Yield Fund will achieve its investment objective. The High Yield Fund's performance could be adversely affected by the following principal risks:

•

Interest Rate Risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the High Yield Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate fluctuations than are the prices of short-term bonds.

•

Credit Risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be moderate to high for the High Yield Fund because it seeks to invest a portion of the Fund's assets in low-quality bonds.

•

Credit Risks of Lower-Grade Securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called "junk bonds"), may be subject to greater price fluctuations and risks of loss of income and principal than investment grade municipal securities. Securities that are (or that have fallen) below investment- grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer's ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the High Yield Fund's ability to sell these securities (see "Liquidity Risk," described below) at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the High Yield Fund may lose its entire investment in those securities.

•

Call Risk, which is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon rate bonds before their maturity dates. The High Yield Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the High Yield Fund's income. Call risk is typically higher for long-term bonds.

•

Tobacco Bond Risk, which is the possibility that payments of principal and interest, which are not generally backed by the full faith, credit or taxing power of the state or local government, may, with respect to "Tobacco Settlement Revenue Bonds," be affected by fluctuations in the future revenue flow from tobacco companies used to secure these payments or, in the case of "Subject to Appropriation Tobacco Bonds," by a state's inability or failure to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due.

•

Non-Diversification Risk, which is the risk that by investing in a lesser number of securities, the High Yield Fund may be more vulnerable to adverse events and/or market conditions affecting those particular securities as opposed to spreading that risk out over a greater number of securities.

Suitability:    An investment in the High Yield Fund may be suitable for intermediate to long-term investors who seek high current income exempt from federal income tax. Investors should be willing to accept the risks and potential volatility of such investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate the risks of investing in the High Yield Fund by showing the High Yield Fund's performance compared to that of a broad measure of market performance. The High Yield Fund's past performance (before and after taxes) does not necessarily indicate how the High Yield Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows the changes in annual total returns from inception for the High Yield Fund's Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 15.25% in the quarter ended September 30, 2009 Worst Quarter (6.31)% in the quarter ended December 31, 2010
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.31%)
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the High Yield Fund's average annual return compares with that of its benchmark, the Barclays Capital Municipal Bond Index.
Spirit of America High Yield Tax Free Bond Fund | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	5.59%

[1]	A CDSC of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.
[2]	The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses of High Yield Fund Class A shares will not exceed 0.90% of the average daily net assets of each Class. The Adviser has agreed to waive advisory fees and/or reimburse expenses for the High Yield Fund until April 30, 2012. The waiver does not include 12b-1 fees, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the High Yield Fund within the following three years, provided the High Yield Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement can be terminated at any time, by the Board of Directors, on behalf of the High Yield Fund, upon sixty days written notice to the Adviser.
[3]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

SPIRIT OF AMERICA INCOME FUND (the "Income Fund" or the "Fund") SUMMARY SECTION
Investment Objective:
The Income Fund seeks high current income.
Fees and Expenses of the Income Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you invest at least  $100,000 in the Spirit of America funds. More information about these and other discounts is available from your financial professional and in "Additional Information About How to Purchase Shares" on page 27of the Fund's prospectus and "How to Purchase Shares" on page 22 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		Spirit of America Income Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	1.00%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Spirit of America Income Fund Class A
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.50%
Total Annual Fund Operating Expenses		1.35%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.10%
[1]	The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses of Income Fund Class A Shares will not exceed 1.10% of the average daily net assets of the Income Fund's Class A Shares. The Adviser has agreed to waive advisory fees and/or reimburse expenses for the Income Fund until April 30, 2012. The waiver does not include 12b-1 fees, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Income Fund within the following three years, provided the Income Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement can be terminated at any time, by the Board of Directors, on behalf of the Income Fund, upon sixty days written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Income Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing  $10,000 in the Fund would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Spirit of America Income Fund Class A	582	859	1,157	2,001

You would pay the same amount of expenses if you did not redeem your shares.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Spirit of America Income Fund Class A	582	859	1,157	2,001

Portfolio Turnover:
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund's performance. During the most recent fiscal year, the Income Fund's portfolio turnover rate was 16.79% of the average value of its portfolio.

Principal Investment Strategies:

The Income Fund seeks to achieve its investment objective by investing, under usual circumstances, at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called "junk bonds"), and collateralized mortgage obligations ("CMOs"). A CMO is a mortgage-backed bond that separates mortgage pools into different maturity classes. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. The Income Fund may also invest in U.S. government agency securities issued or guaranteed by U.S. government-sponsored enterprises and federal agencies, including securities issued by the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and the Government National Mortgage Association ("GNMA"). Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These also include securities issued by eligible private depository institutions and guaranteed by the Federal Deposit Insurance Corporation ("FDIC") under its Temporary Liquidity Guarantee Program. High yield bonds are rated below investment grade (BB and lower). The Portfolio Manager seeks out high yield bonds with the potential to offer high current income, generally focusing on high yield bonds that can provide consistently attractive current yields. High yield bonds offer high income in an effort to compensate investors for the higher risk of default (failure to make required interest or principal payments). The Income Fund may also invest in higher rated (above BB) bonds. Although the Income Fund expects to maintain a long-weighted average maturity, there are no maturity restrictions on the Income Fund or on individual securities. Typically, the investments in the Income Fund will be subject to federal income taxation.

Consistent with its objective, the Income Fund may invest in other securities, including futures, options and swaps. The Income Fund may also invest in private placements.

Principal Risks of Investing in the Income Fund:
An investment in the Income Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Income Fund's share price will fluctuate within a wide range. There is no assurance that the Income Fund will achieve its investment objective. The Income Fund's performance could be adversely affected by the following principal risks:

•

Limited Operating History. The Income Fund commenced operations on December 31, 2008 and, therefore, has a limited history of operations. It is designed for long-term investors and not as a trading vehicle. From time to time, the Income Fund may not achieve the desired portfolio composition and, under inopportune market or economic conditions, it may not be able to achieve its investment objective.

•

Interest Rate Risk, which is the possibility that overall bond prices will decline because of rising interest rates. Even GNMAs and other agency securities (whose principal and interest payments are guaranteed) can decline in price if rates rise. Interest rate risk is expected to be high for the Income Fund because it invests, without limitation, in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

•

Credit Risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk is significant for the Income Fund because it seeks to invest a portion of the Income Fund's assets in low-quality bonds. Even if there is no actual default, it is probable that a bond will decline in price if its credit quality declines and its bond rating is downgraded to a lower category. The Income Fund attempts to reduce portfolio credit risk by diversifying its holdings and carefully researching issuer credit quality.

•

Credit Risks of Lower-Grade Securities, which is the possibility that bonds rated below investment grade, or unrated of similar quality, (frequently called "junk bonds"), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade securities. High yield bond issuers often include small or relatively new companies lacking the operating history or capital to warrant investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. Securities that are (or that have fallen) below investment- grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer's ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Income Fund's ability to sell these securities (see "Liquidity Risk", described below) at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Income Fund may lose its entire investment in those securities.

•

Call Risk, which is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon rate bonds before their maturity dates. The Income Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Income Fund's income. Call risk is typically higher for long-term bonds.

•

Risks of CMOs, which is the possibility that the Income Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss, if there are defaults on the mortgage loans underlying the CMOs. This risk may be increased to the extent the underlying mortgages include sub-prime mortgages and in relation to the level of subordination of the category of the CMOs held by the Income Fund. In addition, CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities and some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMO risk also depends on the issuer. While CMO collateral is typically issued by GNMA, FNMA or FHLMC, the CMO itself may be issued by a private party, such as a brokerage firm, that is not covered by government guarantees. CMO collateral may also include different or specialized types of mortgage loans or mortgage loan pools, letters of credit, or other types of credit enhancements and these so-called "private label" CMOs are the sole obligation of their issuer.

•

Non-Diversification Risk, which is the risk that by investing in a lesser number of securities, the Income Fund may be more vulnerable to adverse events and/or market conditions affecting those particular securities as opposed to spreading that risk out over a greater number of securities.

Suitability:    An investment in the Income Fund may be suitable for intermediate to long-term investors who seek high current income. Investors should be willing to accept the risks and potential volatility of such investments.

Performance Information:
The bar chart and performance table below illustrate the risks of investing in the Income Fund by showing the Income Fund's performance compared to that of a broad measure of market performance. The Income Fund's past performance (before and after taxes) does not necessarily indicate how the Income Fund will perform in the future.

The bar chart shows the changes in annual total returns from inception for the Income Fund's Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.

Annual Returns (%)

Best Quarter 11.71% in the quarter ended June 30, 2009 Worst Quarter (4.24)% in the quarter ended March 31, 2009
The performance table shows how the Income Fund's average annual return compares with that of its benchmark, the Barclays Capital U.S. Aggregate Index.
PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2010)
Average Annual Total Returns - Spirit of America Income Fund		1 Year	Since Inception	Inception Date
Class A		3.11%	9.87%	Dec 31, 2008
Class A Return After Taxes on Distributions	[1][2]	0.58%	6.74%	Dec 31, 2008
Class A Return After Taxes on Distributions and Sale of Fund Shares	[1][2]	2.03%	6.57%	Dec 31, 2008
Barclays Capital U.S. Aggregate Index		6.54%	6.24%
[1]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

* The inception of the Income Fund Class A Shares was December 31, 2008.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Spirit of America Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
1 year	rr_ExpenseExampleYear01	582
3 years	rr_ExpenseExampleYear03	859
5 years	rr_ExpenseExampleYear05	1,157
10 years	rr_ExpenseExampleYear10	2,001
1 year	rr_ExpenseExampleNoRedemptionYear01	582
3 years	rr_ExpenseExampleNoRedemptionYear03	859
5 years	rr_ExpenseExampleNoRedemptionYear05	1,157
10 years	rr_ExpenseExampleNoRedemptionYear10	2,001
Annual Return 2009	rr_AnnualReturn2009	17.10%
Annual Return 2010	rr_AnnualReturn2010	8.23%
1 Year	rr_AverageAnnualReturnYear01	3.11%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	9.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
Spirit of America Income Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.58%	[3],[4]
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	6.74%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008	[3],[4]
Spirit of America Income Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.03%	[3],[4]
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	6.57%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008	[3],[4]
Spirit of America Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPIRIT OF AMERICA INCOME FUND (the "Income Fund" or the "Fund") SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Income Fund seeks high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you invest at least  $100,000 in the Spirit of America funds. More information about these and other discounts is available from your financial professional and in "Additional Information About How to Purchase Shares" on page 27of the Fund's prospectus and "How to Purchase Shares" on page 22 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund's performance. During the most recent fiscal year, the Income Fund's portfolio turnover rate was 16.79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.79%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Income Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing  $10,000 in the Fund would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the same amount of expenses if you did not redeem your shares.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Income Fund seeks to achieve its investment objective by investing, under usual circumstances, at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called "junk bonds"), and collateralized mortgage obligations ("CMOs"). A CMO is a mortgage-backed bond that separates mortgage pools into different maturity classes. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. The Income Fund may also invest in U.S. government agency securities issued or guaranteed by U.S. government-sponsored enterprises and federal agencies, including securities issued by the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), and the Government National Mortgage Association ("GNMA"). Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury. These also include securities issued by eligible private depository institutions and guaranteed by the Federal Deposit Insurance Corporation ("FDIC") under its Temporary Liquidity Guarantee Program. High yield bonds are rated below investment grade (BB and lower). The Portfolio Manager seeks out high yield bonds with the potential to offer high current income, generally focusing on high yield bonds that can provide consistently attractive current yields. High yield bonds offer high income in an effort to compensate investors for the higher risk of default (failure to make required interest or principal payments). The Income Fund may also invest in higher rated (above BB) bonds. Although the Income Fund expects to maintain a long-weighted average maturity, there are no maturity restrictions on the Income Fund or on individual securities. Typically, the investments in the Income Fund will be subject to federal income taxation.

Consistent with its objective, the Income Fund may invest in other securities, including futures, options and swaps. The Income Fund may also invest in private placements.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Income Fund seeks to achieve its investment objective by investing, under usual circumstances, at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called "junk bonds"), and collateralized mortgage obligations ("CMOs").
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Income Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Income Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Income Fund's share price will fluctuate within a wide range. There is no assurance that the Income Fund will achieve its investment objective. The Income Fund's performance could be adversely affected by the following principal risks:

•

Limited Operating History. The Income Fund commenced operations on December 31, 2008 and, therefore, has a limited history of operations. It is designed for long-term investors and not as a trading vehicle. From time to time, the Income Fund may not achieve the desired portfolio composition and, under inopportune market or economic conditions, it may not be able to achieve its investment objective.

•

Interest Rate Risk, which is the possibility that overall bond prices will decline because of rising interest rates. Even GNMAs and other agency securities (whose principal and interest payments are guaranteed) can decline in price if rates rise. Interest rate risk is expected to be high for the Income Fund because it invests, without limitation, in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

•

Credit Risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk is significant for the Income Fund because it seeks to invest a portion of the Income Fund's assets in low-quality bonds. Even if there is no actual default, it is probable that a bond will decline in price if its credit quality declines and its bond rating is downgraded to a lower category. The Income Fund attempts to reduce portfolio credit risk by diversifying its holdings and carefully researching issuer credit quality.

•

Credit Risks of Lower-Grade Securities, which is the possibility that bonds rated below investment grade, or unrated of similar quality, (frequently called "junk bonds"), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade securities. High yield bond issuers often include small or relatively new companies lacking the operating history or capital to warrant investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. Securities that are (or that have fallen) below investment- grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer's ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Income Fund's ability to sell these securities (see "Liquidity Risk", described below) at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Income Fund may lose its entire investment in those securities.

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Call Risk, which is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon rate bonds before their maturity dates. The Income Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Income Fund's income. Call risk is typically higher for long-term bonds.

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Risks of CMOs, which is the possibility that the Income Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss, if there are defaults on the mortgage loans underlying the CMOs. This risk may be increased to the extent the underlying mortgages include sub-prime mortgages and in relation to the level of subordination of the category of the CMOs held by the Income Fund. In addition, CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities and some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMO risk also depends on the issuer. While CMO collateral is typically issued by GNMA, FNMA or FHLMC, the CMO itself may be issued by a private party, such as a brokerage firm, that is not covered by government guarantees. CMO collateral may also include different or specialized types of mortgage loans or mortgage loan pools, letters of credit, or other types of credit enhancements and these so-called "private label" CMOs are the sole obligation of their issuer.

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Non-Diversification Risk, which is the risk that by investing in a lesser number of securities, the Income Fund may be more vulnerable to adverse events and/or market conditions affecting those particular securities as opposed to spreading that risk out over a greater number of securities.

Suitability:    An investment in the Income Fund may be suitable for intermediate to long-term investors who seek high current income. Investors should be willing to accept the risks and potential volatility of such investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate the risks of investing in the Income Fund by showing the Income Fund's performance compared to that of a broad measure of market performance. The Income Fund's past performance (before and after taxes) does not necessarily indicate how the Income Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The bar chart shows the changes in annual total returns from inception for the Income Fund's Class A shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 11.71% in the quarter ended June 30, 2009 Worst Quarter (4.24)% in the quarter ended March 31, 2009
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.24%)
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2010)
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	* The inception of the Income Fund Class A Shares was December 31, 2008
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the Income Fund's average annual return compares with that of its benchmark, the Barclays Capital U.S. Aggregate Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	* The inception of the Income Fund Class A Shares was December 31, 2008.
Spirit of America Income Fund | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	6.24%

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on redemptions of shares that were purchased within one year of the redemption date where an indirect commission was paid.
[2]	The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses of Income Fund Class A Shares will not exceed 1.10% of the average daily net assets of the Income Fund's Class A Shares. The Adviser has agreed to waive advisory fees and/or reimburse expenses for the Income Fund until April 30, 2012. The waiver does not include 12b-1 fees, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Income Fund within the following three years, provided the Income Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement can be terminated at any time, by the Board of Directors, on behalf of the Income Fund, upon sixty days written notice to the Adviser.
[3]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2011